Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 76.6%
Communication Services — 4.7%
Interactive Media & Services — 1.7%
Alphabet Inc., Class A Shares	14,700	$2,521,638
Meta Platforms Inc., Class A Shares	7,800	3,703,674
Total Interactive Media & Services		6,225,312
Media — 1.8%
Comcast Corp., Class A Shares	154,900	6,392,723
Wireless Telecommunication Services — 1.2%
T-Mobile US Inc.	24,100	4,392,948

Total Communication Services		17,010,983
Consumer Discretionary — 1.7%
Household Durables — 1.7%
Lennar Corp., Class A Shares	34,900	6,174,857

Consumer Staples — 6.7%
Beverages — 1.9%
Coca-Cola Co.	100,330	6,696,024
Consumer Staples Distribution & Retail — 0.7%
Target Corp.	17,400	2,617,134
Food Products — 2.0%
McCormick & Co. Inc., Non Voting Shares	36,700	2,826,267
Nestle SA, ADR	42,500	4,292,075
Total Food Products		7,118,342
Household Products — 2.1%
Colgate-Palmolive Co.	35,600	3,531,164
Procter & Gamble Co.	26,250	4,219,950
Total Household Products		7,751,114

Total Consumer Staples		24,182,614
Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Enbridge Inc.	63,390	2,372,054
Exxon Mobil Corp.	13,243	1,570,487
ONEOK Inc.	104,799	8,732,901
Williams Cos. Inc.	69,570	2,987,336

Total Energy		15,662,778
Financials — 10.7%
Banks — 3.3%
JPMorgan Chase & Co.	35,500	7,554,400
US Bancorp	99,300	4,456,584
Total Banks		12,010,984
Capital Markets — 6.4%
Blackstone Inc.	98,790	14,042,998
Blue Owl Capital Inc.	370,800	7,071,156
Intercontinental Exchange Inc.	14,010	2,123,356
Total Capital Markets		23,237,510
Insurance — 0.4%
Chubb Ltd.	5,710	1,574,019
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	197,600	$1,977,976

Total Financials		38,800,489
Health Care — 7.2%
Biotechnology — 2.2%
AbbVie Inc.	33,300	6,171,156
Amgen Inc.	6,130	2,038,041
Total Biotechnology		8,209,197
Pharmaceuticals — 5.0%
Eli Lilly & Co.	3,800	3,056,226
Johnson & Johnson	30,487	4,812,373
Merck & Co. Inc.	66,590	7,533,327
Pfizer Inc.	88,974	2,717,266
Total Pharmaceuticals		18,119,192

Total Health Care		26,328,389
Industrials — 6.9%
Aerospace & Defense — 2.6%
L3Harris Technologies Inc.	14,600	3,312,594
Lockheed Martin Corp.	11,030	5,977,378
Total Aerospace & Defense		9,289,972
Electrical Equipment — 0.8%
Emerson Electric Co.	26,350	3,085,848
Ground Transportation — 1.8%
Union Pacific Corp.	26,500	6,538,345
Machinery — 1.2%
Otis Worldwide Corp.	46,400	4,384,800
Professional Services — 0.5%
Paychex Inc.	13,290	1,701,386

Total Industrials		25,000,351
Information Technology — 15.8%
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A Shares	43,000	2,763,180
Semiconductors & Semiconductor Equipment — 5.7%
ASML Holding NV, Registered Shares	1,900	1,779,730
Broadcom Inc.	61,310	9,851,291
Marvell Technology Inc.	28,400	1,902,232
QUALCOMM Inc.	34,450	6,233,727
Texas Instruments Inc.	3,800	774,478
Total Semiconductors & Semiconductor Equipment		20,541,458
Software — 5.4%
Microsoft Corp.	31,170	13,039,969
Oracle Corp.	32,270	4,500,052
Salesforce Inc.	8,100	2,096,280
Total Software		19,636,301
Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	64,650	14,357,472

Total Information Technology		57,298,411
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 11.6%
Health Care REITs — 1.4%
Alexandria Real Estate Equities Inc.	36,300	$4,257,627
Global Medical REIT Inc.	74,200	708,610
Total Health Care REITs		4,966,237
Industrial REITs — 1.2%
Lineage Inc.	6,403	562,696 *
Prologis Inc.	31,090	3,918,894
Total Industrial REITs		4,481,590
Office REITs — 0.3%
BXP Inc.	14,900	1,062,519
Residential REITs — 3.3%
American Homes 4 Rent, Class A Shares	151,200	5,456,808
Equity LifeStyle Properties Inc.	93,490	6,420,893
Total Residential REITs		11,877,701
Specialized REITs — 5.4%
American Tower Corp.	26,720	5,889,088
Digital Realty Trust Inc.	18,200	2,720,718
Equinix Inc.	6,960	5,500,070
Gaming and Leisure Properties Inc.	111,747	5,609,700
Total Specialized REITs		19,719,576

Total Real Estate		42,107,623
Utilities — 7.0%
Electric Utilities — 2.7%
Edison International	34,400	2,752,344
PPL Corp.	242,600	7,210,072
Total Electric Utilities		9,962,416
Multi-Utilities — 4.3%
DTE Energy Co.	48,679	5,867,280
Public Service Enterprise Group Inc.	47,300	3,773,121
Sempra	74,340	5,951,661
Total Multi-Utilities		15,592,062

Total Utilities		25,554,478
Total Common Stocks (Cost — $182,706,988)		278,120,973
	Shares/Units
Master Limited Partnerships — 16.0%
Diversified Energy Infrastructure — 11.5%
Energy Transfer LP	1,179,830	19,195,834
Enterprise Products Partners LP	481,870	13,906,768
Plains GP Holdings LP, Class A Shares	459,310	8,772,821
Total Diversified Energy Infrastructure		41,875,423
Oil/Refined Products — 3.3%
CrossAmerica Partners LP	102,990	2,089,667
MPLX LP	189,680	8,122,098
Sunoco LP	32,166	1,766,557
Total Oil/Refined Products		11,978,322
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security		Shares/Units	Value
Petrochemicals — 1.2%
Westlake Chemical Partners LP		183,299	$4,203,046

Total Master Limited Partnerships (Cost — $16,208,512)			58,056,791
	Rate	Shares
Convertible Preferred Stocks — 5.6%
Financials — 2.7%
Financial Services — 2.7%
Apollo Global Management Inc.	6.750%	144,148	9,802,064

Utilities — 2.9%
Electric Utilities — 2.9%
NextEra Energy Inc.	6.926%	238,100	10,514,496

Total Convertible Preferred Stocks (Cost — $16,301,829)			20,316,560

Investments in Underlying Funds — 1.6%
Ares Capital Corp. (Cost — $5,128,331)		278,760	5,837,234 (a)
Total Investments before Short-Term Investments (Cost — $220,345,660)			362,331,558
	Rate
Short-Term Investments — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	236,411	236,411 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	236,411	236,411 (b)(c)

Total Short-Term Investments (Cost — $472,822)			472,822
Total Investments — 99.9% (Cost — $220,818,482)			362,804,380
Other Assets in Excess of Liabilities — 0.1%			238,375
Total Net Assets — 100.0%			$363,042,755

*	Non-income producing security.
(a)	Security is a business development company.
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $236,411 and the cost was $236,411 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$278,120,973	—	—	$278,120,973
Master Limited Partnerships	58,056,791	—	—	58,056,791
Convertible Preferred Stocks	20,316,560	—	—	20,316,560
Investments in Underlying Funds	5,837,234	—	—	5,837,234
Total Long-Term Investments	362,331,558	—	—	362,331,558
Short-Term Investments†	472,822	—	—	472,822
Total Investments	$362,804,380	—	—	$362,804,380

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$744,880	$29,508,592	29,508,592	$30,017,061	30,017,061

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$75,096	—	$236,411

ClearBridge Tactical Dividend Income Fund 2024 Quarterly Report